Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Deferred tax assets:
Net operating loss carry forwards	¥ 25,609
Valuation allowances	(25,609)
Total
Deferred tax liabilities:
Fair value adjustments of long-lived assets from business acquisition	7,168
Total	¥ 7,168